Note 33 - Employee Benefits - Additional Parenthetical Information (Detail: Text Values)	12 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Global Share Purchase Plan [Abstract]
Total staff enrolled in the twelfth cycle	11,451
Total countries enrolled in the twelfth cycle	18
Liability raised due to share-based payment transactions in cash	€ 9,000,000	€ 8,000,000
Grant volume of outstanding share awards	1,000,000,000.0	900,000,000
Of which: [Abstract]
Recognized as compensation expense	800,000,000	700,000,000
Not yet recognized	200,000,000	200,000,000
DWS Share based Plans [Abstract]
Fair value of DWS share-based awards (approximately)	67,000,000	83,000,000
of which: recognized in the income statement	58,000,000	69,000,000
of which: relate to fully vested awards (approximately)	25,000,000	29,000,000
of which: related to total unrecognized share-based plans (approximately)	10,000,000	14,000,000
Total defined benefit obligation for post-employment medical plans	€ 144,000,000	201,000,000
Range of defined benefit obligation by plan assets in percent [Abstract]
Bottom of Range	90.00%
Top of Range	100.00%
Amount claimed by the Group which represents the benefits paid from the Banks assets on behalf of the trust during 2022	€ 860,000,000
Benefit recognized in Other Comprehensive Income due to recalibration of the discount curve for defined benefit plans to Eurozone curve	310,000,000
Other assets recognized in Net asset (liability) recognized	1,326,000,000	1,207,000,000
Other liabilities recognized in Net asset (liability) recognized	355,000,000	813,000,000
Group reimbursement rights for pension liabilities domiciled in France	3,000,000
Buy-in transactions with a third party insurer to de-risk exposure to the UK defined benefit pension schemes	410,000,000
Impact on Other Comprehensive Income of the recognition of the insurance policies as qualifying plan assets in Q3	35,000,000
Buy-in transactions in the UK with third-party insurers protecting the Group from movements in defined benefit obligations	1,200,000,000
Derivative transactions with Group entities with positive market value included in plan assets	€ 1,300,000,000	553,000,000
Expected changes in the fair value of plan assets contains simulated impact on the biggest plans in Germany, UK, US, Channel Islands, Switzerland and Belgium	0.99
Net Impact on funded status due to buy-in transaction due to expected gains within the plan assets	€ 30,000,000	30,000,000
Unfunded US Medicare Plan included in US Total defined benefit obligation	€ 120,000,000	€ 170,000,000
US defined benefit pension funding ratio excluding Medicare in Percent	92.00%	97.00%